Corporate debt, Details of corporate debt (Details) $ / shares in Units, $ in Thousands, € in Millions			9 Months Ended		12 Months Ended
	Feb. 24, 2023 USD ($)	Jul. 08, 2020 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Sep. 30, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Nov. 21, 2023 EUR (€)	Aug. 07, 2023 USD ($)	Aug. 07, 2023 EUR (€)	Feb. 24, 2023 EUR (€)	Jan. 31, 2022 USD ($)	Jan. 31, 2022 EUR (€)	May 18, 2021 USD ($)	Dec. 04, 2020 USD ($)	Dec. 04, 2020 EUR (€)	Jul. 29, 2020 USD ($)	Jul. 17, 2020 USD ($) $ / shares shares	Jul. 08, 2020 EUR (€)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 EUR (€)	Oct. 08, 2019 USD ($)	Oct. 08, 2019 EUR (€)	May 10, 2018 USD ($)	Jul. 20, 2017 USD ($)	Jul. 20, 2017 EUR (€)
Corporate debt [Abstract]
Fixed interest rate	4.21%										4.21%
Corporate debt	$ 7,800		$ 1,204,616		$ 1,084,838						€ 7.0
Amount drawn			169,259	$ 110,803
Maturity date	February 24, 2028
2017 Credit Facility [Member]
Corporate debt [Abstract]
Credit facility amount									$ 16,700	€ 15.0
Corporate debt			8,762		9,889
Amount drawn			$ 8,800		9,900
Maturity date			July 1, 2026
2017 Credit Facility [Member] | Top of Range [Member]
Corporate debt [Abstract]
Credit facility amount																									$ 11,100	€ 10.0
2017 Credit Facility [Member] | EURIBOR [Member]
Corporate debt [Abstract]
Adjustment to interest rate																									2.00%	2.00%
2017 Credit Facility [Member] | EURIBOR [Member] | Bottom of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate																									0.00%	0.00%
2017 Credit Facility [Member] | SOFR [Member]
Corporate debt [Abstract]
Adjustment to interest rate																									2.00%	2.00%
2017 Credit Facility [Member] | SOFR [Member] | Bottom of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate																									0.00%	0.00%
Revolving Credit Facility [Member]
Corporate debt [Abstract]
Credit facility amount			$ 450,000																					$ 215,000
Corporate debt			115,515		54,688
Amount drawn			115,000		55,000
Credit facility amount available			$ 301,000		378,000
Maturity date			December 31, 2025
Eurodollar Rate Loans [Member] | Bottom of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate																								1.60%
Eurodollar Rate Loans [Member] | Top of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate																								2.25%
Eurodollar Rate Loans [Member] | SOFR [Member]
Corporate debt [Abstract]
Adjustment to interest rate																								0.10%
Base Rate Loans [Member] | Bottom of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate																								0.60%
Base Rate Loans [Member] | Top of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate																								1.00%
Base Rate Loans [Member] | SOFR [Member]
Corporate debt [Abstract]
Adjustment to interest rate																								1.00%
Base Rate Loans [Member] | Federal Funds Rate [Member]
Corporate debt [Abstract]
Adjustment to interest rate																								0.50%
Letters of Credit [Member]
Corporate debt [Abstract]
Credit facility amount			$ 100,000
Amount drawn			34,000		17,000
Commercial Paper [Member]
Corporate debt [Abstract]
Corporate debt			77,627		25,691
Short term notes issued amount			$ 77,600		25,700	€ 69.7	€ 24.0	€ 100.0														$ 56,000	€ 50.0
Term of short term notes			2 years
Percentage average cost of issued short term notes			4.82%
2020 Green Private Placement [Member]
Corporate debt [Abstract]
Principal amount																				$ 323,000	€ 290.0
Corporate debt			$ 322,072		318,842
Adjustment to interest rate																				1.96%	1.96%
Maturity date			June 2026
Note Issuance Facility 2020 [Member]
Corporate debt [Abstract]
Fixed interest rate		5.25%																	5.25%
Credit facility amount		$ 156,000																	€ 140.0
Corporate debt			$ 154,068		$ 152,356
Adjustment to interest rate					4.00%		4.00%
Maturity date			December 31, 2024
Maturity period			7 years
Note Issuance Facility 2020 [Member] | EURIBOR [Member]
Corporate debt [Abstract]
Variable interest period		3 months
Adjustment to interest rate		0.00%																	0.00%
Interest capitalization period		3 years 6 months
Green Exchangeable Notes Due 2025 [Member]
Corporate debt [Abstract]
Fixed interest rate																		4.00%
Corporate debt			$ 113,346		$ 112,128
Maturity date			July 15, 2025
Principal amount of notes issued																	$ 15,000	$ 100,000
Exchange rate of notes (in shares) | shares																		29.107
Principal amount of notes for exchange rate																		$ 1,000
Initial exchange price of notes (in dollars per share) | $ / shares																		$ 34.36
Amount of transaction date of fair value fair value are accounted for through the profit and loss statement																		$ 10,000
Bank Loan [Member]
Corporate debt [Abstract]
Fixed interest rate															2.50%	2.50%
Corporate debt															$ 5,600	€ 5.0
Maturity date			December 4, 2025
BBVA Loan [Member]
Corporate debt [Abstract]
Fixed interest rate												1.90%	1.90%
Corporate debt												$ 5,600	€ 5.0
Maturity date			January 31, 2026
Green Senior Notes Due 2028 [Member]
Corporate debt [Abstract]
Principal amount														$ 400,000
Fixed interest rate														4.125%
Corporate debt			$ 401,731		$ 396,927
Maturity date			May 15, 2028